Offerings - Offering: 1	May 14, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A ordinary shares, par value $0.0000462 per share
Amount Registered | shares	1,139,472
Proposed Maximum Offering Price per Unit	1.19
Maximum Aggregate Offering Price	$ 1,355,971.68
Fee Rate	0.01381%
Amount of Registration Fee	$ 187.26
Offering Note	In accordance with Rule 416, the Registrant is also registering an indeterminate number of additional Class A ordinary shares that shall be issuable pursuant to Rule 416 to prevent dilution resulting from share splits, share dividends or similar transactions.

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o).

In accordance with Rule 416, the Registrant is also registering an indeterminate number of additional Class A ordinary shares that shall be issuable pursuant to Rule 416 to prevent dilution resulting from share splits, share dividends or similar transactions.

Estimated in accordance with Rule 457(c) under the Securities Act solely for the purpose of calculating the registration fee based on the average of the high and low prices of the Company’ Class A ordinary share as reported on Nasdaq on May 14, 2026 ($1.19 per share) (such date being within five business days of the date that this registration statement was filed with the Securities and Exchange Commission).